Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.08%
Building Products–0.06%
Resideo Technologies, Inc.(b)	1,485	$28,304
Commodity Chemicals–0.03%
AdvanSix, Inc.	365	11,717
Construction & Engineering–0.96%
Fluor Corp.(b)	18,196	452,898
Diversified Banks–0.45%
HSBC Holdings PLC, ADR (United Kingdom)	8,176	213,148
Health Care Distributors–0.19%
Cardinal Health, Inc.	1,337	89,151
Health Care Equipment–0.81%
Baxter International, Inc.	7,098	382,298
Health Care Services–1.00%
Cigna Corp.	1,704	472,809
Industrial Conglomerates–3.15%
Honeywell International, Inc.	8,891	1,484,530
Industrial Gases–15.88%
Air Products and Chemicals, Inc.	32,122	7,475,753
Industrial Machinery–1.14%
SPX Technologies, Inc.(b)	9,685	534,806
Integrated Oil & Gas–6.04%
BP PLC, ADR (United Kingdom)	24,013	685,571
Exxon Mobil Corp.	24,711	2,157,518
		2,843,089
IT Consulting & Other Services–2.73%
International Business Machines Corp.	10,652	1,265,564
Kyndryl Holdings, Inc.(b)	2,131	17,624
		1,283,188
Oil & Gas Drilling–0.01%
Transocean Ltd.(b)	1,554	3,838
Oil & Gas Equipment & Services–4.47%
Baker Hughes Co., Class A	10,919	228,862
Shares		Value
Oil & Gas Equipment & Services–(continued)
Halliburton Co.	42,983	$1,058,242
Schlumberger N.V.	22,801	818,556
		2,105,660
Oil & Gas Exploration & Production–9.30%
APA Corp.	18,681	638,703
Hess Corp.	34,299	3,738,248
		4,376,951
Packaged Foods & Meats–16.38%
McCormick & Co., Inc.	108,254	7,715,263
Pharmaceuticals–18.48%
Johnson & Johnson	19,237	3,142,556
Merck & Co., Inc.	35,132	3,025,568
Organon & Co.	3,514	82,228
Pfizer, Inc.	54,734	2,395,160
Viatris, Inc.	6,794	57,885
		8,703,397
Semiconductors–7.44%
Intel Corp.	135,985	3,504,333
Specialized REITs–1.76%
Weyerhaeuser Co.	29,040	829,382
Specialty Chemicals–6.80%
International Flavors & Fragrances, Inc.	35,240	3,200,849
Total Common Stocks & Other Equity Interests (Cost $811,223)		45,711,364
Money Market Funds–2.76%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)(d)	457,895	457,895
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)(d)	318,869	318,933
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)(d)	523,308	523,308
Total Money Market Funds (Cost $1,300,006)		1,300,136
TOTAL INVESTMENTS IN SECURITIES–99.84% (Cost $2,111,229)		47,011,500
OTHER ASSETS LESS LIABILITIES—0.16%		76,301
NET ASSETS–100.00%		$47,087,801

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$107,153	$702,264	$(351,522)	$-	$-	$457,895	$2,367
Invesco Liquid Assets Portfolio, Institutional Class	68,314	501,617	(251,085)	130	(43)	318,933	2,404
Invesco Treasury Portfolio, Institutional Class	122,461	802,587	(401,740)	-	-	523,308	3,700
Total	$297,928	$2,006,468	$(1,004,347)	$130	$(43)	$1,300,136	$8,471

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Exchange Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Exchange Fund